Notes Payable (Details) - Schedule of interest expense, net (which includes interest expense incurred) recognized - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Successors [Member]
Notes Payable (Details) - Schedule of interest expense, net (which includes interest expense incurred) recognized [Line Items]
Interest expense incurred in Term Loan	$ 4,132
Interest expense incurred on Delayed Draw Term Loan	361
Interest on promissory note
Interest expense incurred on deferred cash payment	188
Interest expense on Assumed Debt	569
Miscellaneous interest expense	14
Amortization of deferred financing costs	312
Amortization of original issue discount	1,043
Interest expense, net	$ 6,619
Predecessors [Member]
Notes Payable (Details) - Schedule of interest expense, net (which includes interest expense incurred) recognized [Line Items]
Interest expense incurred in Term Loan
Interest expense incurred on Delayed Draw Term Loan
Interest on promissory note		33
Interest expense incurred on deferred cash payment
Miscellaneous interest expense
Amortization of deferred financing costs
Amortization of original issue discount
Interest expense, net		$ 33